General (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
General [Line Items]
Interest rate	12.00%
Annual amount (in Dollars)	$ 5
Percentage of outstanding ordinary shares	38.00%
Takeda Pharmaceuticals Company Limited [Member]
General [Line Items]
Interest rate	6.00%